Note 5 - Notes Payable - Notes Payable Outstanding (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Line of Credit [Member]
Outstanding principal	$ 133,878	$ 59,484
Current interest rate	3.75%	3.50%
Maturity date	Mar. 24, 2017	Mar. 24, 2017
Interest expense	$ 7,343	$ 19,301
Interest paid	6,734	20,002
Notes Payable to Banks [Member]
Outstanding principal	$ 837,973	$ 1,373,964
Current interest rate	3.50%	3.25%
Maturity date	Nov. 25, 2019	Nov. 25, 2019
Interest expense	$ 44,101	$ 32,186
Interest paid	$ 48,961	$ 35,194